SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19. SUBSEQUENT EVENTS

Below is the sequence of events subsequent to December 31, 2021 through the Audit Report date of March 14, 2022:

Reverse Stock Split

On January 28, 2022 as of 5:00 pm Eastern Time, the Company effected a 1:5,000 reverse stock split of the Company’s common stock, par value $0.0001 per share. The Company’s common stock began trading on a split-adjusted basis as of 9:30 am Eastern Time on January 31, 2022.

BD1 Convertible Notes

On January 3, 2022, BD1 sold and assigned $1,000,000 of its convertible notes to Fleur Capital Pte Ltd (“Fleur”). On January 21, 2022, BD1 sold and assigned $1,000,000 of its convertible notes to Nanyang. The aggregate remaining principal balance held by BD1 after these assignments was $7,900,000. On February 1, 2022, BD1 converted its $7,900,000 aggregate outstanding principal amount into 15,800,000 shares of common stock.

Series 1A Preferred Stock

On February 1, 2022:

•	Crowdex converted their remaining 1,300 shares of Series 1A Preferred Stock into 2,600,000 shares of common stock.
•	TubeSolar converted their remaining 2,400 shares of Series 1A Preferred Stock into 4,800,000 shares of common stock.

Convertible Notes

On February 2, 2022:

•	Nanyang converted $600,000 of their convertible notes into 1,200,000 shares of common stock.
•	Fleur converted $700,000 of their convertible notes into 1,400,000 shares of common stock.